Stock Options (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Number of Options Outstanding, Beginning	1,158,644	1,180,757	1,180,757	96,586
Number of Options Outstanding	1,115,810	1,184,757	1,158,644	1,180,757
Number of Options Granted		60,000	120,000	1,094,171
Number of Options Exercised	0	0		(1,000)
Number of Options Forfeited	(42,834)	(56,000)	(142,113)	(9,000)
Number of Options Exercisable	632,175	339,743	567,594	296,821
Weighted Average Exercise Price Outstanding, Beginning	$ 8.40	$ 8.73	$ 8.73	$ 4.35
Weighted Average Exercise Price Granted	0	5.85	5.78	9.07
Weighted Average Exercise Price Exercised	0	0	0	3.05
Weighted Average Exercise Price Forfeited	8.33	10	8.98	3.11
Weighted Average Exercise Price Outstanding, Ending	8.40	8.53	8.40	8.73
Weighted Average Exercise Price Exercisable	8.30	7.77	8.13	7.69
Weighted average fair value per share of options granted	$ 0	$ 4.48	$ 4.43	$ 7.25
Non Vested Shares under option
Number of Options Outstanding, Beginning	591,050	970,082	970,082	44,352
Number of Options Outstanding	483,635	845,014	591,050	970,082
Number of Options Granted	0	60,000	120,000	1,094,171
Number of Options vested	0	129,068	356,919	168,441
Number of Options Forfeited	(1,167)	(56,000)	(142,113)	0
Weighted Average Exercise Price Outstanding, Beginning	$ 6.75	$ 7.16	$ 7.16	$ 3.96
Weighted Average Exercise Price Granted	0	4.48	4.43	7.25
Weighted Average vested Price	6.73	6.85	7.17	6.88
Weighted Average Exercise Price Forfeited	4.48	7.31	6.53	0
Weighted Average Exercise Price Outstanding, Ending	$ 6.76	$ 7.01	$ 6.75	$ 7.16
Vested Shares under option
Number of Options Outstanding, Beginning	567,594	296,821	296,821
Number of Options Outstanding	632,175	339,743	567,594	296,821
Weighted Average Exercise Price Outstanding, Ending	$ 8.30	$ 7.77	$ 7.73	$ 7.69
Weighted Average remaining contractual term	7 years 3 months 18 days	7 years 10 months 17 days	8 years 1 month 17 days	8 years 6 months 18 days